Other Real Estate Owned (Schedule Of Other Real Estate Segregated Into Covered And Non-Covered Properties) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 110,864	$ 119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4
Total other real estate owned and foreclosed property	121,536	125,046
Non-Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	35,080	34,770
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	14	4
Total other real estate owned and foreclosed property	44,293	40,496
Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	75,784	84,550
Real estate acquired for development or resale
Other foreclosed property	1,459
Total other real estate owned and foreclosed property	$ 77,243	$ 84,550